Share-based compensation	12 Months Ended
Dec. 31, 2018
Share-based compensation
Share-based compensation

27.Share-based compensation

For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expenses recognized were RMB2,061,432,  RMB2,780,062 and RMB3,659,989, respectively.  The table below sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cost of revenues	17,485	27,513	71,983
Fulfillment	332,383	425,706	418,895
Marketing	87,261	135,749	190,499
Technology and content	470,234	670,612	1,162,579
General and administrative	1,154,069	1,520,482	1,816,033
Total	2,061,432	2,780,062	3,659,989

Share incentive plan

The Company granted share-based awards to eligible employees and non-employees pursuant to the 2008, 2009, 2010, 2011 stock incentive plans and 2011 special stock incentive plan (collectively, the “Plans”), which governed the terms of the awards. On December 20, 2013, the Company adopted a 2013 Share Incentive Plan (“2013 Plan”), which was approved by the Board of Directors of the Company, to replace the Plans. The awards granted and outstanding under the Plans will survive and remain effective and binding under the 2013 Plan, subject to certain amendments to the original award agreements. The adoption of 2013 Plan did not result in any significant incremental share-based compensation expenses. The 2013 Plan was replaced by a share incentive plan entitled “Share Incentive Plan” containing substantially the same terms as the 2013 Plan on November 13, 2014.

As of December 31, 2018, the Group had reserved 112,823,383 ordinary shares available to be granted as share-based awards under the Share Incentive Plan.

(1)   Employee and non-employee awards

The RSUs and share options are generally scheduled to be vested over two to ten years. One-second,  one-third,  one-fourth,  one-fifth,  one-sixth, or one-tenth of the awards, depending on different vesting schedules of the Plans, shall be vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis at the end of the remaining calendar or the anniversary years. Starting from the year ended December 31, 2016, certain awards had multiple tranches with tiered vesting commencement dates from 2016 to 2025, and each of the tranches is subject to a six-year vesting schedule.

Upon JD Digits reorganization, the employees’ status of JD Digits changed from the employee of the Company’s subsidiary to non-employee of the Company. Share-based awards granted by the Company to employees of JD Digits and share-based awards granted by JD Digits to employees of the Company are insignificant for the all years presented.

RSUs

a)	Service-based RSUs

A summary of activities of the service-based RSUs for the years ended December 31, 2016, 2017 and 2018 is presented below:

		Weighted-Average
	Number of RSUs	Grant-Date Fair Value
Unvested at January 1, 2016	39,411,522	9.58
Granted	59,254,734	12.82
Vested	(8,692,792)	7.98
Forfeited	(7,125,648)	10.66
Unvested at December 31, 2016	82,847,816	11.97
Granted	41,450,212	16.27
Vested	(12,005,700)	10.14
Forfeited	(6,246,436)	13.42
Unvested at December 31, 2017	106,045,892	13.77
Granted	40,383,436	18.95
Vested	(16,137,554)	12.47
Forfeited	(11,795,682)	15.16
Unvested at December 31, 2018	118,496,092	15.58

As of December 31, 2017 and 2018, 5,719,884 and 5,798,970 outstanding RSUs were held by non-employees including employees of JD Digits, respectively.

For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB1,613,204,  RMB2,462,881 and RMB2,968,468, respectively.

As of December 31, 2018, there were RMB7,187,657 of unrecognized share-based compensation expenses related to the service-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 5.2 years.

The total fair value and intrinsic value of RSUs vested was US$111,956,  US$213,155 and US$295,632 during the years ended December 31, 2016,  2017 and 2018, respectively.

b) Performance-based RSUs

A summary of activities of the performance-based RSUs for the years ended December 31, 2016, 2017 and 2018 is presented below:

		Weighted-Average
	Number of RSUs	Grant-Date Fair Value
Unvested at January 1, 2016	876,364	6.33
Granted	—	—
Vested	(118,540)	6.33
Forfeited	(447,822)	6.33
Unvested at December 31, 2016	310,002	6.33
Granted	—	—
Vested	(96,516)	6.33
Forfeited	—	—
Unvested at December 31, 2017	213,486	6.33
Granted	—	—
Vested	(103,788)	6.33
Forfeited	(30,152)	6.33
Unvested at December 31, 2018	79,546	6.33

For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expenses recognized by the Group for the performance-based RSUs granted were RMB4,334,  RMB1,157 and RMB520, respectively.

As of December 31, 2018, there were RMB61 of unrecognized share-based compensation expenses related to the performance-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 0.1 years.

The total fair value and intrinsic value of RSUs vested was US$1,524,  US$1,371 and US$2,555 during the years ended December 31, 2016,  2017 and 2018, respectively.

Share options

A summary of activities of the service-based share options for the years ended December 31, 2016, 2017 and 2018 is presented below:

Share options	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$
Outstanding as of January 1, 2016	27,434,622	6.10	8.1	275,040
Granted	—
Exercised	(2,820,648)	3.97
Forfeited or cancelled	(2,954,958)	7.21
Expired	—
Outstanding as of December 31, 2016	21,659,016	6.23	7.3	142,433
Granted	—
Exercised	(4,116,816)	5.20
Forfeited or cancelled	(432,092)	5.92
Expired	—
Outstanding as of December 31, 2017	17,110,108	6.49	6.2	243,327
Granted	—
Exercised	(1,077,036)	5.23
Forfeited or cancelled	(285,336)	7.68
Expired	—
Outstanding as of December 31, 2018	15,747,736	6.55	5.3	72,658
Vested and expected to vest as of December 31, 2018	15,130,922	6.46	5.3	70,845
Exercisable as of December 31, 2018	11,003,010	5.57	5.1	58,713

As of December 31, 2017 and 2018, 1,379,780 and 1,211,214 outstanding share options were held by non-employees mainly including employees of JD Digits, respectively.

There was no option granted during the years ended December 31,2016, 2017 and 2018.

The total intrinsic value of options exercised during the years ended December 31, 2016, 2017 and 2018 was US$23,796,  US$55,278 and US$15,326, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the share options. Cash received from the exercises of share options of the Company during the years ended December 31, 2016, 2017 and 2018 was US$12,454, US$19,942 and US$7,382, respectively. Cash receivable from the exercises of share options of the Company as of December 31, 2017 and 2018 was US$2,201 and US$449, respectively.

For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expenses recognized by the Group for the share options granted were RMB125,225,  RMB60,739 and RMB32,558, respectively. As of December 31, 2018, there were RMB38,946 of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 2.9 years.

(2)   Founder awards

Share options

In May 2015, the board of directors approved a 10-year compensation plan for the Founder, Mr. Richard Qiangdong Liu. Under this plan, Mr. Richard Qiangdong Liu will receive RMB0.001 per year in cash salary and zero cash bonus during the 10-year period. Mr. Richard Qiangdong Liu was granted an option to acquire a total of 26,000,000 Class A ordinary shares of the Company with an exercise price of US$16.70 per share (or US$33.40 per ADS) under the Company’s Share Incentive Plan, subject to a 10-year vesting schedule with 10% of the awards vesting on each anniversary of the grant date. The Company will not grant any additional equity incentive to Mr. Liu during the 10-year period.

For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expenses recognized for the Founder’s share options granted were RMB318,156,  RMB227,326 and RMB167,184, respectively.

As of December 31, 2018, there were RMB432,847 of unrecognized share-based compensation expenses related to the Founder’s share options granted. The expenses are expected to be recognized over a weighted-average period of 6.4 years.

(3)   Share-based compensation of subsidiaries

In 2018, JD Logistics granted share-based awards to eligible employees (the “JD Logistics Plan”)to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of JD Logistics. The Plan consists of share options, RSU and other types of awards. JD Logistics granted 187,844,000 share options of Jingdong Express to its employees for the year ended December 31, 2018. The weighted average grant date fair value of options granted for the year ended December 31, 2018 was US$1.39 per share. For the year ended December 31, 2018, total share-based compensation expenses recognized by JD Logistics for the share options granted was RMB400,968. As of December 31, 2018, there were RMB1,177,382 of unrecognized share-based compensation expenses related to the share options granted. The expenses were expected to be recognized over a weighted-average period of 6.1 years.